Mobile Financial Services activities - Book value of financial assets (Details) - Operating segments [member] - Mobile Finance Services - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets			€ (4,307)
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Other financial assets	€ 387	€ 581	509
Financial assets at amortised cost, category [member] | Loans and receivables [member]
Disclosure of financial assets [line items]
Other financial assets	2,363
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Other financial assets	360	254
Financial assets at amortised cost, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets		2,070
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Other financial assets	73	94	2
Financial assets at fair value through other comprehensive income that may be reclassified to profit or loss [member] | Debt securities [member]
Disclosure of financial assets [line items]
Other financial assets	441	540
Financial assets at fair value through other comprehensive income that will not be reclassified to profit or loss [member] | IFRS Equity Securities [Member]
Disclosure of financial assets [line items]
Other financial assets	€ 3	€ 2
Loans and receivables, category [member] | Loans and advances [member]
Disclosure of financial assets [line items]
Other financial assets			3,010
Loans and receivables, category [member] | Other financial assets excluding derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			369
Held-to-maturity investments, category [member]
Disclosure of financial assets [line items]
Other financial assets			179
Financial assets available-for-sale, category [member]
Disclosure of financial assets [line items]
Other financial assets			656
Derivatives [member]
Disclosure of financial assets [line items]
Other financial assets			€ 74